Inventories - Components (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure Of Inventory [Line Items]
Inventories	€ 7,688		€ 7,688		€ 9,996
Cost of inventories recognised as expense during period	10,425	€ 21,937	32,952	€ 60,066
Impairment losses on obsolete inventories	208	€ 374	600	€ 727
Cost
Disclosure Of Inventory [Line Items]
Inventories	9,103		9,103		11,176
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	€ (1,415)		€ (1,415)		€ (1,180)